FINANCIAL INSTRUMENTS AND RELATED RISKS (Narrative) (Details) - CAD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Disclosure of detailed information about financial instruments [abstract]
Accounts and other receivables and loan receivable	$ 839,793	$ 3,552,649
Percentage of change in exchange rate	1.00%
Net loss due to change in exchange rate	$ 5,000
Net loss due to change in exchange rate of sensitivity analysis	$ 30,000
Percentage of change in exchange rate of sensitivity analysis	1.00%